ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2014
Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Accounts receivable	5,291	2,887
Less: allowance for doubtful accounts	(1,773)	(1,250)

Accounts receivable, net	3,518	1,637

Movement Of Allowance For Doubtful Accounts

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2013	2014
	US$	US$

Balance at beginning of year	2,092	1,773
Reversal of the allowance for doubtful accounts	(371)	(517)
Foreign currency adjustment	52	(6)

Balance at end of the year	1,773	1,250